Equity and Earnings per Share - Compensation Awards Activity - Predecessor (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jul. 09, 2021	Dec. 31, 2020
Class C
Per Unit
Outstanding (in usd per share)	$ 14.51	$ 14.45
Issued (in usd per share)		23.62
Outstanding (in usd per share)	$ 14.53	$ 14.51
Units
Outstanding (in shares)	234,403	237,318
Issued (in shares)		1,205
Outstanding (in shares)	232,709	234,403
Class C | Class C-1 Units
Per Unit
Converted (in usd per share)	$ 16.19	$ 20.11
Units
Converted (in shares)	(181)	(1,095)
Class C | Class C-2 Units
Per Unit
Converted (in usd per share)	$ 11.12	$ 11.12
Units
Converted (in shares)	(1,513)	(3,025)
LTIP
Per Unit
Outstanding (in usd per share)	$ 20.06	$ 19.54
Issued (in usd per share)		23.62
Forfeited or Cancelled (in usd per share)		18.61
Outstanding (in usd per share)	$ 20.14	$ 20.06
Units
Outstanding (in shares)	71,060	64,046
Issued (in shares)		14,678
Forfeited (in shares)		(2,444)
Outstanding (in shares)	69,398	71,060
LTIP | Class C-1 Units
Per Unit
Converted (in usd per share)	$ 18.96	$ 40.19
Units
Converted (in shares)	(377)	(1,607)
LTIP | Class C-2 Units
Per Unit
Converted (in usd per share)	$ 15.64	$ 17.36
Units
Converted (in shares)	(1,285)	(3,613)